Share equity incentive plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of options activity
The following table summarizes share option activity for the years ended December 31, 2022 and 2023:

	2022			2023

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining Contractual Term (in years)	Number of Options	Weighted Average Exercise Price	Weighted Average remaining Contractual Term (in years)

Outstanding at the beginning of the year	9,981,394	$2.37	6.65	8,362,930	$2.28	5.25
Granted	—	—	—	—	—	—
Exercised	(911,307)	2.23	—	(863,806)	2.67	—
Forfeited	(707,157)	3.56	—	(147,725)	3.45	—
Outstanding at the end of the year	8,362,930	$2.28	5.25	7,351,399	$2.21	4.04
Exercisable at the end of the year	7,001,928	$2.18	4.75	6,844,376	$2.15	3.83

Schedule of valuation assumptions
The fair value of the share options granted in the year ended December 31, 2021 was estimated on the grant date based on the following assumptions:

Volatility	60%
Expected term in years	6.25
Risk-free interest rate	0.55% - 0.92%
Estimated fair value of underlying ordinary shares	12.92 - 24.08
Dividend yield	0%

Schedule of RSU activity
The following table summarizes RSU (including PRSU) activity for the years ended December 31, 2022 and 2023:

	2022		2023
	Number of RSUs	Weighted Average Fair Value at grant date	Number of RSUs	Weighted Average Fair Value at grant date

Outstanding and unvested at the beginning of the year	967,797	$18.97	2,866,980	$12.06
Granted	2,678,036	10.66	2,820,708	6.54
Vested	(319,516)	17.91	(1,060,404)	11.83
Forfeited	(459,337)	15.06	(623,948)	10.90
Outstanding and unvested at the end of the year	2,866,980	12.06	4,003,336	8.16

Schedule of expenses capitalized
The following table summarizes the share-based compensation recorded in each line item in the accompanying consolidated statements of comprehensive income (loss):

	Year Ended December 31,
	2021	2022	2023

Cost of revenue	$211	$599	$635
Research and development	4,058	5,287	5,782
Sales and marketing	3,450	5,995	5,196
General and administrative	3,452	5,106	6,514
Total	$11,171	$16,987	$18,127